Warrants Liabilities (Details) - Schedule of outstanding warrants	12 Months Ended
Dec. 31, 2022 shares
Public [Member]
Warrants Liabilities (Details) - Schedule of outstanding warrants [Line Items]
Opening balance as of January 1, 2022
Issued in connection to reverse recapitalization	10,000,000
Service based payments
Exercised during the year
Ending balance as of December 31, 2022	10,000,000
Private placement [Member]
Warrants Liabilities (Details) - Schedule of outstanding warrants [Line Items]
Opening balance as of January 1, 2022
Issued in connection to reverse recapitalization	795,000
Service based payments
Exercised during the year	(75,000)
Ending balance as of December 31, 2022	720,000
Representative [Member]
Warrants Liabilities (Details) - Schedule of outstanding warrants [Line Items]
Opening balance as of January 1, 2022
Issued in connection to reverse recapitalization	500,000
Service based payments
Exercised during the year	(500,000)
Ending balance as of December 31, 2022
Service [Member]
Warrants Liabilities (Details) - Schedule of outstanding warrants [Line Items]
Opening balance as of January 1, 2022
Issued in connection to reverse recapitalization
Service based payments	152,800
Exercised during the year
Ending balance as of December 31, 2022	152,800